PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya Retirement
Moderate Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2.0%
260,327  Schwab U.S. TIPS
ETF
$ 13,961,337
2.0
Total Exchange-Traded
Funds
(Cost $14,507,897)
13,961,337
2.0
MUTUAL FUNDS : 98.0%
Affiliated Investment Companies : 98.0%
1,310,090  Voya Emerging
Markets Index Portfolio
- Class I
14,109,671
2.1
3,901,399  Voya High Yield Bond
Fund - Class R6
27,426,834
4.0
3,427,535  Voya International
Index Portfolio - Class I
41,678,826
6.1
1,876,340  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
21,446,570
3.1
8,605,067  Voya Short Duration
Bond Fund - Class R6
81,231,829
11.8
30,734,837  Voya U.S. Bond Index
Portfolio - Class I
286,756,025
41.7
10,001,933  Voya U.S. Stock Index
Portfolio - Class I
200,338,728
29.2
Total Mutual Funds
(Cost $678,019,599)
672,988,483
98.0
Total Long-Term
Investments
(Cost $692,527,496)
686,949,820
100.0
Total Investments in
Securities
(Cost $692,527,496) $ 686,949,820 100.0
Assets in Excess of
Other Liabilities 137,613 0.0
Net Assets $ 687,087,433 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)
2
Voya Retirement
Moderate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 13,961,337 $ — $ — $ 13,961,337
Mutual Funds 672,988,483 — — 672,988,483
Total Investments, at fair value $ 686,949,820 $ — $ — $ 686,949,820
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 13,840,394 $ 1,400,775 $ (2,331,156) $ 1,199,658 $ 14,109,671 $ 793,117 $ (38,896) $ —
Voya High Yield Bond Fund - Class
R6
28,890,206 2,121,812 (3,935,193) 350,009 27,426,834 1,406,200 104,029 —
Voya International Index Portfolio
- Class I
42,472,338 2,860,772 (6,383,819) 2,729,535 41,678,826 1,157,211 1,089,874 —
Voya Russell
TM
Large Cap Value
Index Portfolio - Class I
14,399,233 543,234 (14,032,567) (909,900) — 286,320 1,453,080 225,678
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
14,802,645 8,544,157 (3,730,424) 1,830,192 21,446,570 170,722 (719,747) 1,222,169
Voya Short Duration Bond Fund -
Class R6
83,917,893 6,988,066 (11,396,213) 1,722,083 81,231,829 2,907,805 (779,969) —
Voya U.S. Bond Index Portfolio -
Class I
303,707,204 33,350,574 (62,779,945) 12,478,192 286,756,025 8,891,640 (9,796,603) —
Voya U.S. Stock Index Portfolio -
Class I
191,857,840 32,635,971 (39,968,633) 15,813,550 200,338,728 164,852 5,647,805 15,212,158
$ 693,887,753 $ 88,445,361 $ (144,557,950) $ 35,213,319 $ 672,988,483 $ 15,777,867 $ (3,040,427) $ 16,660,005
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 30,851,797
Gross Unrealized Depreciation (36,429,473)
Net Unrealized Depreciation $ (5,577,676)